Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30, 2025	December 31, 2024
At cost:
Building improvement	$210,440	$196,929
Furniture and fixtures	27,132	25,390
Medical instruments	839,689	785,776
Motor vehicle	152,743	142,936
Office equipment	386,180	361,385
	1,616,184	1,512,416
Less: accumulated depreciation	(1,286,824)	(1,239,320)
Total	$329,360	$273,096

Depreciation expenses for the 9 months period / year ended September 30, 2025 and December 31, 2024 were $28,004 and $19,500, respectively.

No impairment loss was recorded for the 9 months period / year ended September 30, 2025 and December 31, 2024

NOTE 7 — PROPERTY AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2024	2023
At cost:
Building improvement	$196,929	$92,438
Furniture and fixtures	25,390	250,493
Medical instruments	785,776	844,809
Motor vehicle	142,936	142,936
Office equipment	361,385	150,688
	1,512,416	1,481,364
Less: accumulated depreciation	(1,239,320)	(1,319,207)
Total	$273,096	$162,157

Depreciation expenses for the years ended December 31, 2024 and 2023 were $19,502 and $31,173, respectively.

No impairment loss was recorded for the years ended December 31, 2024, and 2023.